Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of March 31, 2025	As of March 31, 2024
	USD	USD
Accrued payroll and benefits	1,511,958	1,092,629
Professional fees, other payable and accrued expenses	9,980	2,733
Interest payable	—	9,450
	1,521,938	1,104,812